Impairments (Tables)	6 Months Ended
Jun. 30, 2019
Impairments
Schedule of impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2019	2019	2018	2019	2018	2018
Expected credit losses, stage 1	-10	7	13	-3	10	6
Expected credit losses, stage 2	4	4	11	8	16	14
Expected credit losses, stage 3	-22	-2	1	-24	4	-13
Established losses	-25	—	—	-25	—	—
Reserves applied to cover established credit losses	40	—	—	40	—	—
Recovered credit losses	—	—	0	—	0	0
Net credit losses	-13	9	25	-4	30	7

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2019				December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	189,806	28,332	1,904	220,042	209,096
Off balance sheet exposures, before expected credit losses	29,928	31,015	155	61,098	55,590
Total, before expected credit losses	219,734	59,347	2,059	281,140	264,686

Loss allowance, loans	-38	-13	-71	-122	-137
Loss allowance, off balance sheet exposures[1]	—	—	—	—	-2
Total loss allowance	-38	-13	-71	-122	-139
Provision ratio	0.02%	0.02%	3.45%	0.04%	0.05%
[1]	Recognized under provision in Consolidated Statement of Financial Position. Off balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see note 8.

Loss Allowance, January-June, 2019

	June 30, 2019				December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance	-34	-21	-84	-139	-137
Increases due to origination and acquisition	-7	-1	0	-8	-15
Net remeasurement of loss allowance	2	7	-1	8	7
Transfer to stage 1	0	0	—	0	0
Transfer to stage 2	0	1	-1	0	0
Transfer to stage 3	0	0	-22	-22	0
Decreases due to derecognition	2	1	—	3	15
Decrease in allowance account due to write-offs	—	—	40	40	—
Exchange-rate differences[1]	-1	0	-3	-4	-9
Closing balance	-38	-13	-71	-122	-139
[1]	Recognized under Net results of financial transactions in Statement of Comprehensive Income.